Segment reporting (Details) - Schedule of total liabilities - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	€ 58,695	€ 54,332	€ 53,917
Eliminations [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	(23,211)	(2,206)
Europe [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	57,698	54,170	53,917
North America [Member]
Segment reporting (Details) - Schedule of total liabilities [Line Items]
Total liabilities	€ 24,208	€ 2,369